CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 30,554,359	$ 4,794,645	¥ 29,707,215	¥ 28,993,658
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB1,565,850, RMB1,111,729 and RMB1,239,044 (US$194,433) for the years ended December 31, 2019, 2020 and 2021, respectively)	(27,513,497)	(4,317,468)	(27,884,395)	(30,348,342)
Selling, general and administrative (including related party amounts of RMB5,581, RMB5,045 and RMB24,343 (US$3,820) for the years ended December 31, 2019, 2020 and 2021, respectively)	(4,725,142)	(741,478)	(5,187,835)	(5,236,007)
Research and development (including related party amounts of RMB19,486, RMB7,412 and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	(2,794,927)	(438,585)	(2,675,494)	(2,667,146)
Total operating costs and expenses	(35,033,566)	(5,497,531)	(35,747,724)	(38,251,495)
Operating loss	(4,479,207)	(702,886)	(6,040,509)	(9,257,837)
Other income/(expenses):
Interest income (including related party amounts of RMB4,856, RMB1,247 and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	118,615	18,613	157,477	402,145
Interest expenses	(1,349,544)	(211,773)	(1,066,320)	(914,371)
Foreign exchange (loss)/gain, net	54,555	8,561	43,274	(190,210)
Share of losses from equity method investments	(446,323)	(70,038)	(224,489)	(155,073)
Others, net	89,916	14,110	146,690	(109,541)
Total other expenses, net	(1,532,781)	(240,527)	(943,368)	(967,050)
Loss before income taxes	(6,011,988)	(943,413)	(6,983,877)	(10,224,887)
Income tax expense	(96,545)	(15,150)	(23,276)	(51,852)
Net loss	(6,108,533)	(958,563)	(7,007,153)	(10,276,739)
Less: Net income attributable to noncontrolling interests	61,051	9,580	31,208	46,590
Net loss attributable to iQIYI, Inc.	(6,169,584)	(968,143)	(7,038,361)	(10,323,329)
Accretion of redeemable noncontrolling interests	(20,336)	(3,191)	(7,087)	(1,542)
Net loss attributable to ordinary shareholders	(6,189,920)	(971,334)	(7,045,448)	(10,324,871)
Other comprehensive income/(loss):
Foreign currency translation adjustments	168,079	26,375	433,497	228,974
Unrealized losses on available-for-sale debt securities	(2,851)	(447)	(98)	(297)
Total other comprehensive income, net of tax	165,228	25,928	433,399	228,677
Comprehensive loss	(5,943,305)	(932,635)	(6,573,754)	(10,048,062)
Less: Comprehensive income attributable to noncontrolling interests	59,957	9,409	28,645	48,495
Comprehensive loss attributable to iQIYI, Inc.	¥ (6,003,262)	$ (942,044)	¥ (6,602,399)	¥ (10,096,557)
Class A and Class B ordinary share
Net loss per ordinary share:
Basic | (per share)	¥ (1.11)	$ (0.17)	¥ (1.36)	¥ (2.02)
Diluted | (per share)	¥ (1.11)	$ (0.17)	¥ (1.36)	¥ (2.02)
Shares used in net loss per Class A and Class B ordinary share computation:
Basic	5,570,736,706	5,570,736,706	5,176,180,057	5,104,882,400
Diluted	5,570,736,706	5,570,736,706	5,176,180,057	5,104,882,400
American Depositary Shares
Net loss per ordinary share:
Basic | (per share)	¥ (7.77)	$ (1.19)	¥ (9.52)	¥ (14.14)
Diluted | (per share)	¥ (7.77)	$ (1.19)	¥ (9.52)	¥ (14.14)
Membership services
Revenues:
Revenues	¥ 16,713,664	$ 2,622,739	¥ 16,491,030	¥ 14,435,611
Online advertising services
Revenues:
Revenues	7,066,751	1,108,927	6,822,115	8,270,600
Content distribution
Revenues:
Revenues	2,855,602	448,106	2,660,074	2,544,221
Others
Revenues:
Revenues	¥ 3,918,342	$ 614,873	¥ 3,733,996	¥ 3,743,226